Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Capital Group U.S. Multi-Sector Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Multi-Sector Income ETF
Class Name	Capital Group U.S. Multi-Sector Income ETF
Trading Symbol	CGMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$20	0.39% *
*Annualized
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 896,000,000
Holdings Count | Holding	1,018
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$896
Total number of portfolio holdings	1,018
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Ultra Short Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Ultra Short Income ETF
Class Name	Capital Group Ultra Short Income ETF
Trading Symbol	CGUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF for the period from June 25, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 0 1,2	0.18% 3
1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 30,025,000
Holdings Count | Holding	170
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$30,025
Total number of portfolio holdings	170
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Capital Group Short Duration Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Municipal Income ETF
Class Name	Capital Group Short Duration Municipal Income ETF
Trading Symbol	CGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$13	0.25% *
*Annualized
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 53,992,000
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$53,992
Total number of portfolio holdings	129
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Capital Group Short Duration Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Income ETF
Class Name	Capital Group Short Duration Income ETF
Trading Symbol	CGSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $ 10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$13	0.25% *
*Annualized
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 556,991,000
Holdings Count | Holding	624
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$556,991
Total number of portfolio holdings	624
Portfolio turnover rate including mortgage dollar roll transactions	109%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Municipal High-Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal High-Income ETF
Class Name	Capital Group Municipal High-Income ETF
Trading Symbol	CGHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF for the period from June 25, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 0 1,2	0.34% 3
1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 20,045,000
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$20,045
Total number of portfolio holdings	55
Portfolio turnover rate	3%

Holdings [Text Block]
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

Capital Group Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal Income ETF
Class Name	Capital Group Municipal Income ETF
Trading Symbol	CGMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 13	0.27%*
*Annualized
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 789,525,000
Holdings Count | Holding	796
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$789,525
Total number of portfolio holdings	796
Portfolio turnover rate	8%

Holdings [Text Block]
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

Capital Group International Bond ETF (USD-Hedged)
Shareholder Report [Line Items]
Fund Name	Capital Group International Bond ETF (USD-Hedged)
Class Name	Capital Group International Bond ETF (USD-Hedged)
Trading Symbol	CGIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) for the period from June 25, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 0 1,2	0.45% 3
1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 49,325,000
Holdings Count | Holding	137
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$49,325
Total number of portfolio holdings	137
Portfolio turnover rate	70%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Core Plus Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Plus Income ETF
Class Name	Capital Group Core Plus Income ETF
Trading Symbol	CGCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34%*
*Annualized
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 2,522,000,000
Holdings Count | Holding	986
Investment Company, Portfolio Turnover	276.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$2,522
Total number of portfolio holdings	986
Portfolio turnover rate including mortgage dollar roll transactions	276%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital Group Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond ETF
Class Name	Capital Group Core Bond ETF
Trading Symbol	CGCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Bond ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 13	0.27%*
*Annualized
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 658,261,000
Holdings Count | Holding	369
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$658,261
Total number of portfolio holdings	369
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized
[2]	Amount less than $1.
[3]	Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.